Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit | $ / shares	2.49285
Maximum Aggregate Offering Price	$ 14,957,100
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,065.58
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.01 per share (the “Common Stock”), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.Represents an aggregate of 6,000,000 shares of Common Stock consisting of (i) 3,000,000 shares of Common Stock issuable upon the conversion of shares of Series B convertible preferred stock and (ii) 3,000,000 shares of Common Stock issuable upon exercise of certain warrants.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on October 16, 2025, which such date is within five business days of the filing of this registration statement, of $2.49285 per share.